SUPPLEMENT DATED MARCH 24, 2004
                         TO DREYFUS FOUNDERS FUNDS, INC.
                      CLASS F PROSPECTUS DATED MAY 1, 2003
                          (AS PREVIOUSLY SUPPLEMENTED)

The section of the prospectus entitled "Fund Summaries - Dreyfus Founders Mid-Cap Growth Fund" is hereby amended on page 19 by revising the paragraph entitled "Portfolio Manager" to read as follows:

      PORTFOLIO MANAGER

      JOHN B. JARES, Vice President of Investments. Mr. Jares, a Chartered Financial Analyst, joined Founders in 2001 and has been the portfolio manager of Mid-Cap Growth Fund since March 2004. Mr. Jares was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to 2001, a vice president and portfolio manager at Berger LLC from
      1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997.

The paragraph concerning Kevin S. Sonnett on that page is deleted, since he is no longer associated with Founders.

                                                                  March 24, 2004

                      DREYFUS FOUNDERS MID-CAP GROWTH FUND
                        CLASS A, B, C, R AND T PROSPECTUS

                            SUPPLEMENT TO PROSPECTUS
                                DATED MAY 1, 2003
                          (AS PREVIOUSLY SUPPLEMENTED)

The section of the fund's prospectus entitled "Management" is hereby amended by revising the fifth paragraph on page 6 to read as follows:

      John B. Jares, vice president of investments and chartered financial analyst, joined Founders in 2001 and has been the fund's portfolio manager since March 2004. Before joining Founders, Mr. Jares was a vice president and senior portfolio manager at Delaware Investments from 2000 to 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997.

The paragraph concerning Kevin S. Sonnett on that page is deleted, since he is no longer associated with Founders.